Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Company's liabilities measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021
Assets:
Marketable securities held in Trust Account - Money Market Funds	1	$276,014,450